Accrued Liabilities (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Accrued Liabilities [Abstract]
Customer deposits	$ 4,080	$ 2,531
Taxes	1,490	763
Interest payable	349
Special cash distribution units		277
Sales return reserve	1,815	2,359
Total accrued liabilities	$ 7,734	$ 5,930